Segment Information - Additional Information (Details)	12 Months Ended
Dec. 31, 2024 Segment
Segment Reporting [Abstract]
Number of reportable segments	3
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer [Member]
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The CODM measures the performance of each segment based on metrics of net revenues and income (loss) from operations and uses these results to evaluate the performance of, and to allocate resources to, each of the segments.